UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	8/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Government Income Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

October 14, 2016

Prudential Government Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.50	4.36	12.98	51.69	—
Class B	2.09	3.48	8.72	40.72	—
Class C	2.09	3.58	8.83	42.20	—
Class Q	N/A	N/A	N/A	N/A	0.09 (8/9/16)
Class R	2.37	3.99	11.47	47.96	—
Class Z	2.63	4.63	14.41	55.58	—
Bloomberg Barclays US Government Bond Index	2.07	5.01	13.13	54.46	—
Bloomberg Barclays US Aggregate ex-Credit Index	1.98	4.59	13.70	55.49	—
Lipper General US Government Funds Average	2.07	4.32	11.64	47.14	—

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Average Annual Total Returns (With Sales Charges) as of 9/30/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.85	1.35	3.70	—
Class B	–1.85	1.33	3.41	—
Class C	2.14	1.54	3.52	—
Class Q	N/A	N/A	N/A	N/A (8/9/16)
Class R	3.66	2.03	3.93	—
Class Z	4.09	2.54	4.44	—
Bloomberg Barclays US Government Bond Index	4.00	2.16	4.34	—
Bloomberg Barclays US Aggregate ex-Credit Index	3.86	2.43	4.43	—
Lipper General US Government Funds Average	3.72	1.85	3.80	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Government Income Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Government Bond Index—The Bloomberg Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US Government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US Government bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 8/31/16 is -0.53% for Class Q shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Bloomberg Barclays US Aggregate ex-Credit Index—The Bloomberg Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. The cumulative total return for the Index measured from the month-end closest to the inception date through 8/31/16 is

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-0.26% for Class Q shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper General US Government Funds Average—The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 8/31/16 is 0.40% for Class Q shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/16 (%)
AAA	100.3
A	0.1
Not Rated	–1.1
Cash/Cash Equivalents	0.7
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Government Income Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 8/31/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.09	0.63	0.63
Class B	0.05	–0.08	–0.08
Class C	0.05	–0.08	–0.08
Class Q	0.01	N/A	N/A
Class R	0.08	0.41	0.16
Class Z	0.10	0.91	0.91

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Government Income Fund	9

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,025.00	1.00%	$5.10
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09
Class B	Actual	$1,000.00	$1,020.90	1.75%	$8.91
	Hypothetical	$1,000.00	$1,016.38	1.75%	$8.89
Class C	Actual	$1,000.00	$1,020.90	1.75%	$8.91
	Hypothetical	$1,000.00	$1,016.38	1.75%	$8.89
Class Q	Actual**	$1,000.00	$1,000.90	0.58%	$2.93
	Hypothetical	$1,000.00	$1,022.28	0.58%	$2.96
Class R	Actual	$1,000.00	$1,023.70	1.25%	$6.38
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36
Class Z	Actual	$1,000.00	$1,026.30	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184
days	in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending
February	28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 22 day period ended August 31, 2016 due to the Fund’s inception date of August 9, 2016.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.00	1.00
B	1.75	1.75
C	1.75	1.75
Q	0.58	0.58
R	1.50	1.25
Z	0.75	0.75

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Income Fund	11

Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 100.0%

ASSET-BACKED SECURITIES 3.9%

Collateralized Loan Obligations 3.8%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.279	%(a)	10/17/26	1,250	$1,247,634
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1A, 144A	2.209	(a)	07/18/27	250	249,889
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	2.252	(a)	04/22/27	1,000	998,862
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.079	(a)	01/17/26	500	498,491
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A	2.220	(a)	04/15/27	1,750	1,747,470
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	2.066	(a)	01/20/25	750	749,254
Magnetite IX Ltd., Series 2014-9A, Class A1, 144A	2.135	(a)	07/25/26	3,465	3,464,102
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	2.160	(a)	04/15/26	2,250	2,256,918
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.222	(a)	07/22/27	1,000	999,081
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	2.311	(a)	05/21/27	750	750,698
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	2.288	(a)	05/07/26	1,250	1,254,469
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.216	(a)	07/20/27	1,250	1,249,121
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.326	(a)	04/20/26	3,750	3,762,595

					19,228,584

Non-Residential Mortgage-Backed Securities 0.1%
Small Business Administration Participation Certificates,
Series 1996-20K, Class 1	6.950		11/01/16	46	45,997
Series 1997-20A, Class 1	7.150		01/01/17	17	16,814
Series 1998-20I, Class 1	6.000		09/01/18	281	290,887

					353,698

TOTAL ASSET-BACKED SECURITIES (cost $19,463,428)					19,582,282

COMMERCIAL MORTGAGE-BACKED SECURITIES 24.1%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515		09/10/58	2,500	2,717,809
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540		12/10/45	2,000	2,067,363
Fannie Mae-Aces,
Series 2012-M2, Class A2	2.717		02/25/22	270	282,317
Series 2012-M13, Class A2	2.377		05/25/22	3,250	3,353,719

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2014-M2, Class A2	3.513	%(a)	12/25/23	3,950	$4,341,572
Series 2015-M1, Class AB2	2.465		09/25/24	1,000	1,025,931
Series 2015-M17, Class A2	3.038	(a)	11/25/25	2,900	3,097,717
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085		03/25/19	500	542,019
Series K004, Class A2	4.186		08/25/19	8,500	9,121,625
Series K005, Class A2	4.317		11/25/19	1,900	2,053,726
Series K008, Class X1, IO	1.782	(a)	06/25/20	26,881	1,233,940
Series K019, Class X1, IO	1.838	(a)	03/25/22	26,054	2,009,107
Series K020, Class X1, IO	1.581	(a)	05/25/22	14,699	996,557
Series K021, Class X1, IO	1.618	(a)	06/25/22	15,964	1,130,256
Series K024, Class A2	2.573		09/25/22	5,125	5,377,771
Series K025, Class X1, IO	1.011	(a)	10/25/22	40,989	1,820,553
Series K026, Class A2	2.510		11/25/22	6,400	6,678,591
Series K029, Class A2	3.320	(a)	02/25/23	6,400	6,990,819
Series K032, Class A2	3.310	(a)	05/25/23	5,100	5,573,667
Series K033, Class A2	3.060	(a)	07/25/23	6,400	6,898,737
Series K034, Class A2	3.531	(a)	07/25/23	7,800	8,637,634
Series K038, Class A2	3.389		03/25/24	6,800	7,492,741
Series K041, Class A2	3.171		10/25/24	6,000	6,541,839
Series K044, Class A2	2.811		01/25/25	5,000	5,311,764
Series K045, Class A2	3.023		01/25/25	6,000	6,467,762
Series K151, Class A3	3.511		04/25/30	900	1,004,242
Series K710, Class X1, IO	1.892	(a)	05/25/19	12,639	494,515
Series K711, Class X1, IO	1.817	(a)	07/25/19	12,434	501,789
Series KS03, Class A4	3.161	(a)	05/25/25	4,000	4,324,235
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A3	3.368		09/15/47	2,500	2,640,596
Series 2016-C1, Class A3	3.515		03/15/49	2,500	2,670,353
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class AM	6.102	(a)	04/17/45	139	139,207
Series 2013-LC11, Class A4	2.694		04/15/46	1,000	1,036,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834		05/15/46	1,000	1,042,568
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792		12/10/45	2,400	2,505,630
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572		09/15/58	2,500	2,723,553

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $115,373,205)					120,848,251

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 1.5%

Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes	2.050%		11/15/22	2,100	$2,142,888
U.S. Gov’t. Gtd. Notes	3.550		01/15/24	2,085	2,320,741
U.S. Gov’t. Gtd. Notes	4.300		12/15/21	2,660	3,019,951

TOTAL CORPORATE BONDS (cost $7,366,788)					7,483,580

FOREIGN GOVERNMENT AGENCY OBLIGATION 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $468,568)	3.150		07/24/24	470	503,412

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%
Federal Home Loan Mortgage Corp., REMICS,
Series 2002-2496, Class PM	5.500		09/15/17	219	222,001
Series 2002-2501, Class MC	5.500		09/15/17	36	35,982
Series 2002-2513, Class HC	5.000		10/15/17	421	428,360
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500		09/25/17	34	33,861
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.144	(a)	10/25/28	103	98,365
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.062	(a)	02/25/34	453	454,195

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,266,850)					1,272,764

U.S. GOVERNMENT AGENCY OBLIGATIONS 51.1%
Federal Home Loan Banks	1.000		12/19/17	4,400	4,412,008
Federal Home Loan Mortgage Corp.	2.500		TBA	500	515,879
Federal Home Loan Mortgage Corp.	2.500		03/01/30	1,696	1,760,656
Federal Home Loan Mortgage Corp.	2.744	(a)	05/01/34	682	715,777
Federal Home Loan Mortgage Corp.	3.000		10/01/28-06/01/29	1,461	1,541,667
Federal Home Loan Mortgage Corp.	3.000		TBA	3,000	3,112,852
Federal Home Loan Mortgage Corp.	3.000		TBA	7,000	7,250,195
Federal Home Loan Mortgage Corp.	3.500		08/01/26-06/01/42	3,567	3,777,879
Federal Home Loan Mortgage Corp.	3.500		TBA	7,000	7,362,715
Federal Home Loan Mortgage Corp.(b)	3.500		TBA	7,500	7,898,144
Federal Home Loan Mortgage Corp.	4.000		06/01/26-10/01/45	6,515	6,985,351
Federal Home Loan Mortgage Corp.(b)	4.000		TBA	3,000	3,210,469
Federal Home Loan Mortgage Corp.	4.000		TBA	3,000	3,207,656

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,798	$3,067,841
Federal Home Loan Mortgage Corp.	5.000		06/01/33-05/01/34	3,399	3,790,190
Federal Home Loan Mortgage Corp.	5.500		05/01/37-01/01/38	396	446,351
Federal Home Loan Mortgage Corp.	6.000		08/01/32-09/01/34	360	412,203
Federal Home Loan Mortgage Corp.	6.500		09/01/32	329	377,429
Federal Home Loan Mortgage Corp.	7.000		09/01/32	34	36,082
Federal Home Loan Mortgage Corp.	8.000		03/01/22-08/01/22	25	25,002
Federal Home Loan Mortgage Corp.	8.500		02/01/17-09/01/19	9	9,368
Federal Home Loan Mortgage Corp.	9.000		01/01/20	7	7,183
Federal National Mortgage Assoc.	2.000		08/01/31	809	819,446
Federal National Mortgage Assoc.	2.500		TBA	7,500	7,749,609
Federal National Mortgage Assoc.	2.500		TBA	2,500	2,518,799
Federal National Mortgage Assoc.	2.530	(a)	07/01/33	2,057	2,174,289
Federal National Mortgage Assoc.	2.566	(a)	04/01/34	591	621,751
Federal National Mortgage Assoc.	2.617	(a)	04/01/34	339	354,078
Federal National Mortgage Assoc.	2.636	(a)	06/01/34	723	767,250
Federal National Mortgage Assoc.	3.000		01/01/27-07/01/43	12,740	13,315,267
Federal National Mortgage Assoc.	3.000		TBA	32,000	33,204,998
Federal National Mortgage Assoc.	3.500		09/01/26-05/01/42	12,307	13,019,325
Federal National Mortgage Assoc.	3.500		TBA	6,500	6,849,629
Federal National Mortgage Assoc.	4.000		09/01/40-09/01/44	5,513	5,909,549
Federal National Mortgage Assoc.	4.000		TBA	13,500	14,461,875
Federal National Mortgage Assoc.	4.500		01/01/20-04/01/41	2,489	2,719,042
Federal National Mortgage Assoc.	4.500		TBA	4,000	4,369,375
Federal National Mortgage Assoc.	5.000		07/01/18-05/01/36	2,201	2,393,640
Federal National Mortgage Assoc.	5.500		02/01/17-11/01/36	8,331	9,430,848
Federal National Mortgage Assoc.	6.000		08/01/21-05/01/36	2,228	2,544,524
Federal National Mortgage Assoc.(c)	6.250		05/15/29	210	305,001
Federal National Mortgage Assoc.(c)	6.500		07/01/32	1,128	1,297,018
Federal National Mortgage Assoc.	6.500		08/01/32-10/01/37	2,512	2,992,420
Federal National Mortgage Assoc.	7.000		05/01/24-02/01/36	866	968,268
Federal National Mortgage Assoc.	9.000		04/01/25	7	7,702
Federal National Mortgage Assoc.	9.500		01/01/25-02/01/25	18	18,379
Financing Corp. Strips Principal, Series 4P, PO	1.390	(d)	10/06/17	2,640	2,616,324
Government National Mortgage Assoc.	3.000		TBA	5,500	5,750,615
Government National Mortgage Assoc.(b)	3.000		TBA	4,000	4,190,625
Government National Mortgage Assoc.	3.000		03/15/45	3,979	4,170,791
Government National Mortgage Assoc.	3.500		TBA	12,000	12,736,874
Government National Mortgage Assoc.	3.500		03/20/45	3,649	3,874,046
Government National Mortgage Assoc.	4.000		02/20/41	905	973,232
Government National Mortgage Assoc.	4.500		02/20/40-03/20/41	3,352	3,665,447
Government National Mortgage Assoc.	4.500		TBA	3,500	3,850,000

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	1,874	$2,113,714
Government National Mortgage Assoc.	5.500		02/15/34-02/15/36	845	973,441
Government National Mortgage Assoc.	7.000		03/15/22-02/15/29	1,410	1,487,221
Government National Mortgage Assoc.	7.500		01/15/23-07/15/24	208	219,036
Government National Mortgage Assoc.	8.500		04/15/25	195	232,179
Government National Mortgage Assoc.	9.500		11/15/16-08/20/21	19	19,398
Hashemite Kingdom of Jordan, USAID Bond,
U.S. Gov’t. Gtd. Notes	2.578		06/30/22	2,285	2,422,909
U.S. Gov’t. Gtd. Notes	3.000		06/30/25	2,269	2,488,537
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		09/18/23	2,700	3,367,329
Residual Funding Corp. Principal Strip,
Sr. Unsec’d. Notes, PO	1.205	(d)	07/15/20	1,475	1,399,568
Unsec’d. Notes, PO	1.256	(d)	01/15/21	2,230	2,098,883
Unsec’d. Notes, PO	1.825	(d)	10/15/19	1,684	1,625,464
Unsec’d. Notes, PO	2.862	(d)	01/15/30	1,260	908,241
Unsec’d. Notes, PO	2.958	(d)	04/15/30	1,415	1,016,075
Tennessee Valley Authority,
Sr. Unsec’d. Notes	6.750		11/01/25	1,300	1,815,501
Sr. Unsec’d. Notes	7.125		05/01/30	2,175	3,362,870

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $250,468,852)					256,113,299

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Bonds	2.250		08/15/46	1,645	1,651,361
U.S. Treasury Bonds	2.500		02/15/45-05/15/46	8,580	9,072,979
U.S. Treasury Bonds	2.750		11/15/42	1,945	2,160,621
U.S. Treasury Bonds(e)	2.875		05/15/43	2,775	3,153,094
U.S. Treasury Bonds	3.000		11/15/44-11/15/45	12,965	15,095,610
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125		04/15/21	15,676	15,837,159
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000		02/15/46	1,327	1,479,824
U.S. Treasury Notes	1.000		03/15/18	5	5,018
U.S. Treasury Notes	1.125		07/31/21-08/31/21	6,965	6,942,755
U.S. Treasury Notes	1.375		08/31/23	600	597,422
U.S. Treasury Notes	1.625		04/30/23	3,640	3,687,491
U.S. Treasury Notes	1.750		03/31/22	6,280	6,430,130
U.S. Treasury Notes	2.000		11/30/22-02/15/25	9,110	9,448,488
U.S. Treasury Notes	2.125		12/31/22	1,005	1,049,597
U.S. Treasury Strips Coupon	2.037	(d)	02/15/22	1,875	1,744,427
U.S. Treasury Strips Coupon	2.184	(d)	02/15/28	695	563,729
U.S. Treasury Strips Coupon	2.241	(d)	05/15/28	345	278,077
U.S. Treasury Strips Coupon	2.280	(d)	02/15/29	345	273,202
U.S. Treasury Strips Coupon	2.384	(d)	05/15/29	710	558,565

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.404	%(d)	08/15/21	5,070	$4,759,270
U.S. Treasury Strips Coupon	3.076	(d)	08/15/24	6,700	5,922,713
U.S. Treasury Strips Principal, PO	2.543	(d)	02/15/45	1,365	706,846
U.S. Treasury Strips Principal, PO	2.545	(d)	05/15/43	1,580	861,993
U.S. Treasury Strips Principal, PO	2.873	(d)	05/15/45	2,470	1,269,676
U.S. Treasury Strips Principal, PO	3.005	(d)	11/15/44	1,045	545,807
U.S. Treasury Strips Principal, PO	3.626	(d)	05/15/44	2,865	1,523,621

TOTAL U.S. TREASURY OBLIGATIONS (cost $91,037,071)					95,619,475

TOTAL LONG-TERM INVESTMENTS (cost $485,444,762)					501,423,063

SHORT-TERM INVESTMENTS 26.2%
				Shares

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $9,544,566)(Note 3)(f)				1,085,148	10,091,873
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $121,385,675)(Note 3)(f)				121,385,675	121,385,675

TOTAL SHORT-TERM INVESTMENTS (cost $130,930,241)					131,477,548

TOTAL INVESTMENTS 126.2% (cost $616,375,003)(Note 5)					632,900,611
Liabilities in excess of other assets(h) (26.2)%					(131,427,021)

NET ASSETS 100.0%					$501,473,590

The following abbreviations are used in the semiannual report.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Aces—Alternative Credit Enhancements Securities

bps—Basis Points

CLO—Collateralized Loan Obligation

CMM—Constant Maturity Mortgage

CMS—Constant Maturity Swap

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PO—Principal Only

See Notes to Financial Statements.

18

REMICS—Real Estate Mortgage Investment Conduit Security

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2016.
(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $14,500,000 is approximately 2.9% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(g)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(3,986) and 0.0% of net assets.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at August 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
206	2 Year U.S. Treasury Notes	Dec. 2016	$44,969,980	$44,972,375	$2,395
149	5 Year U.S. Treasury Notes	Dec. 2016	18,094,072	18,066,250	(27,822)
402	10 Year U.S. Treasury Notes	Dec. 2016	52,689,899	52,630,593	(59,305)
113	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	21,146,956	21,183,969	37,013

					(47,719)

	Short Position:
265	20 Year U.S. Treasury Bonds	Dec. 2016	44,933,540	45,149,375	(215,835)

					$(263,554)

U.S. Government Agency Obligations with a combined market value of $846,604 have been segregated with JPMorgan Chase to cover requirements for open contracts at August 31, 2016.

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Interest rate swap agreements outstanding at August 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,590	01/22/22	2.467%	3 Month LIBOR(1)	$165	$(168,230)	$(168,395)
13,125	05/31/22	2.200%	3 Month LIBOR(1)	(26,612)	(707,390)	(680,778)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	195	(450,355)	(450,550)
945	11/30/22	1.850%	3 Month LIBOR(1)	21	(33,517)	(33,538)
7,560	11/30/22	1.982%	3 Month LIBOR(1)	191	(328,997)	(329,188)
11,118	08/02/23	—(2)	—(2)	1,029	4,656	3,627
7,340	08/02/23	—(3)	—(3)	(2,330)	1,804	4,134
2,845	08/03/23	—(4)	—(4)	(1,025)	960	1,985
5,880	08/19/23	0.898%	1 Day USOIS(1)	182	2,919	2,737
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(1,474,303)	(1,474,558)
8,000	09/17/24	2.732%	3 Month LIBOR(1)	133	(841,204)	(841,337)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(206,690)	(206,861)
11,965	01/08/26	2.210%	3 Month LIBOR(1)	130	(859,380)	(859,510)
2,660	11/15/41	1.869%	3 Month LIBOR(1)	10,338	(106,800)	(117,138)

				$(17,157)	$(5,166,527)	$(5,149,370)

A U.S. Treasury Obligation with a market value of $2,914,481 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at August 31, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Forward rate agreements outstanding at August 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements(g):
23,600	09/26/16	1.300%	7 Year CMS(1)	$(4,064)	$—	$(4,064)	Citigroup Global Markets
23,600	09/26/16	2.690%	CMM 102(1)	78	—	78	Citigroup Global Markets

				$(3,986)	$—	$(3,986)

(1)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

20

Total return swap agreements outstanding at August 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$114,218	$—	$114,218
Deutsche Bank AG	09/08/16	2,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	74,436	—	74,436
Deutsche Bank AG	09/08/16	1,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	32,661	—	32,661
Deutsche Bank AG	09/08/16	1,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	24,025	—	24,025

				$245,340	$—	$245,340

(1)	Upfront/recurring fees or commissions, as applicable are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Government Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$19,228,584	$—
Non-Residential Mortgage-Backed Securities	—	353,698	—
Commercial Mortgage-Backed Securities	—	120,848,251	—
Corporate Bonds	—	7,483,580	—
Foreign Government Agency Obligation	—	503,412	—
Residential Mortgage-Backed Securities	—	1,272,764	—
U.S. Government Agency Obligations	—	256,113,299	—
U.S. Treasury Obligations	—	95,619,475	—
Affiliated Mutual Funds	131,477,548	—	—
Other Financial Instruments*
Futures Contracts	(263,554)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,149,370)	—
OTC Forward Rate Agreements	—	—	(3,986)
OTC Total Return Swap Agreements	—	245,340	—

Total	$131,213,994	$496,519,033	$(3,986)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2016 were as follows:

U.S. Government Agency Obligations	51.1%
Affiliated Mutual Funds	26.2
Commercial Mortgage-Backed Securities	24.1
U.S. Treasury Obligations	19.1
Collateralized Loan Obligations	3.8
Diversified Financial Services	1.5
Residential Mortgage-Backed Securities	0.2
Foreign Government Agency Obligation	0.1%
Non-Residential Mortgage-Backed Securities	0.1

126.2
Liabilities in excess of other assets	(26.2)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

22

Fair values of derivative instruments as of August 31, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$39,408	*	Due from/to broker—variation margin futures	$302,962	*
Interest rate contracts	Due from/to broker—variation margin swaps	12,483	*	Due from/to broker—variation margin swaps	5,161,853	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	245,340		—	—
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	78		Unrealized depreciation on OTC forward rate agreements	4,064

Total		$297,309			$5,468,879

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$2,239,066	$(251,996)	$87,863	$(13,446)	$5,115	$2,066,602

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$(1,305,326)	$242,037	$(85,146)	$(560,144)	$(3,986)	$(1,712,565)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Government Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

For the six months ended August 31, 2016, the Fund’s average volume of derivative activities are as follows:

Options Puchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Total Return Swap Agreements(2)
$83,999	$161,373	$169,249,202	$78,754,092	$15,733	$159,873	$4,400

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Citigroup Global Markets	$78	$(78)	$—	$—
Deutsche Bank AG	245,340	—	—	245,340

	$245,418

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Citigroup Global Markets	$(4,064)	$78	$—	$(3,986)
Deutsche Bank AG	—	—	—	—

	$(4,064)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

24

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	AUGUST 31, 2016

Prudential Government Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $485,444,762)	$501,423,063
Affiliated investments (cost $130,930,241)	131,477,548
Receivable for investments sold	58,187,855
Dividends and interest receivable	1,635,185
Receivable for Fund shares sold	828,125
Unrealized appreciation on OTC swap agreements	245,340
Due from broker—variation margin futures	23,541
Due from broker—variation margin swaps	21,008
Unrealized appreciation on OTC forward rate agreements	78
Prepaid expenses	6,186

Total Assets	693,847,929

Liabilities
Payable for investments purchased	191,253,949
Payable for Fund shares reacquired	592,445
Management fee payable	211,882
Accrued expenses and other liabilities	107,241
Distribution fee payable	96,230
Dividends payable	56,918
Affiliated transfer agent fee payable	46,836
Deferred directors’ fees	4,774
Unrealized depreciation on OTC forward rate agreements	4,064

Total Liabilities	192,374,339

Net Assets	$501,473,590

Net assets were comprised of:
Common stock, at par	$508,449
Paid-in capital in excess of par	484,122,631

484,631,080
Undistributed net investment income	193,753
Accumulated net realized gain on investment transactions	5,296,757
Net unrealized appreciation on investments	11,352,000

Net assets, August 31, 2016	$501,473,590

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($357,802,576 ÷ 36,264,656 shares of common stock issued and outstanding)	$9.87
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.34

Class B
Net asset value, offering price and redemption price per share
($2,940,010 ÷ 297,566 shares of common stock issued and outstanding)	$9.88

Class C
Net asset value, offering price and redemption price per share
($12,439,137 ÷ 1,258,013 shares of common stock issued and outstanding)	$9.89

Class Q
Net asset value, offering price and redemption price per share
($14,842,224 ÷ 1,508,095 shares of common stock issued and outstanding)	$9.84

Class R
Net asset value, offering price and redemption price per share
($16,877,842 ÷ 1,708,112 shares of common stock issued and outstanding)	$9.88

Class Z
Net asset value, offering price and redemption price per share
($96,571,801 ÷ 9,808,478 shares of common stock issued and outstanding)	$9.85

See Notes to Financial Statements.

Prudential Government Income Fund	27

Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Interest income	$4,810,452
Affiliated dividend income	415,486
Income from securities lending, net (including affiliated: $8,399)	8,399

Total income	5,234,337

Expenses
Management fee	1,268,799
Distribution fee—Class A	457,800
Distribution fee—Class B	15,612
Distribution fee—Class C	64,031
Distribution fee—Class R	59,618
Transfer agent’s fees and expenses (including affiliated expense of $143,900)	427,000
Custodian and accounting fees (net of $8,700 fee credit)	78,000
Registration fees	37,000
Shareholders’ reports	30,000
Audit fee	19,000
Legal fees and expenses	12,000
Directors’ fees	7,000
Insurance expenses	3,000
Miscellaneous	8,217

Total expenses	2,487,077
Less: Distribution fee waiver—Class R	(19,875)

Net expenses	2,467,202

Net investment income (loss)	2,767,135

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	5,226,672
Futures transactions	2,239,066
Options written transactions	87,863
Forward rate agreement transactions	5,115
Swap agreement transactions	(13,446)

7,545,270

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $32,402)	4,107,768
Futures	(1,305,326)
Options written	(85,146)
Forward rate agreements	(3,986)
Swap agreements	(560,144)

2,153,166

Net gain (loss) on investment transactions	9,698,436

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,465,571

See Notes to Financial Statements.

28

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,767,135	$4,034,478
Net realized gain (loss) on investment transactions	7,545,270	2,551,646
Net change in unrealized appreciation (depreciation) on investments	2,153,166	477,143

Net increase (decrease) in net assets resulting from operations	12,465,571	7,063,267

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,033,364)	(3,797,611)
Class B	(5,030)	(9,444)
Class C	(20,520)	(30,808)
Class Q	(13,596)	—
Class R	(67,821)	(106,166)
Class Z	(728,660)	(1,238,123)

	(2,868,991)	(5,182,152)

Distributions from net realized gains
Class A	(1,377,495)	(4,208,227)
Class B	(11,865)	(38,301)
Class C	(48,872)	(113,527)
Class R	(59,044)	(150,428)
Class Z	(407,057)	(983,440)

	(1,904,333)	(5,493,923)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	48,989,586	127,492,469
Net asset value of shares issued in reinvestment of dividends and distributions	4,173,992	9,357,356
Cost of shares reacquired	(70,311,881)	(135,794,341)

Net increase (decrease) in net assets from Fund share transactions	(17,148,303)	1,055,484

Total increase (decrease)	(9,456,056)	(2,557,324)

Net Assets:
Beginning of period	510,929,646	513,486,970

End of period(a)	$501,473,590	$510,929,646

(a) Includes undistributed net investment income of:	$193,753	$295,609

See Notes to Financial Statements.

Prudential Government Income Fund	29

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

30

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a

Prudential Government Income Fund	31

Notes to Financial Statements (unaudited) (continued)

security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net

32

realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the

Prudential Government Income Fund	33

Notes to Financial Statements (unaudited) (continued)

obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

34

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for

Prudential Government Income Fund	35

Notes to Financial Statements (unaudited) (continued)

mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory

36

services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through June 30, 2017 to limit such fees to .50% of the average daily net assets of the Class R shares.

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2016.

PIMS has advised the Fund that it has received $92,305 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2016. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016, it received $19, $3,422 and $1,706 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Government Income Fund	37

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. Prior to July 7, 2016, PGIM, Inc. was the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled $1,160.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2016, aggregated $1,986,050,057 and $1,978,224,605, respectively.

38

Transactions in options written during the six months ended August 31, 2016, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at February 29, 2016	484,120	$87,863
Options written	—	—
Options closed	—	—
Options expired	(484,120)	(87,863)

Options outstanding at August 31, 2016	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2016, were as follows:

Tax Basis	$617,799,643

Appreciation	16,113,070
Depreciation	(1,012,102)

Net Unrealized Appreciation	$15,100,968

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Prudential Government Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock, each of which consists of 500 million, 5 million, 495 million, 500 million, 500 million and 500 million authorized shares, respectively.

As of August 31, 2016, Prudential owned 1,017 Class Q shares of the Fund. In addition, three shareholders of record held 37% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	2,098,435	$20,537,709
Shares issued in reinvestment of dividends and distributions	294,894	2,878,147
Shares reacquired	(4,340,451)	(42,443,275)

Net increase (decrease) in shares outstanding before conversion	(1,947,122)	(19,027,419)
Shares issued upon conversion from other share class(es)	33,616	326,342
Shares reacquired upon conversion into other share class(es)	(62,105)	(609,345)

Net increase (decrease) in shares outstanding	(1,975,611)	$(19,310,422)

Year ended February 29, 2016:
Shares sold	5,000,430	$48,180,887
Shares issued in reinvestment of dividends and distributions	707,366	6,819,567
Shares reacquired	(6,840,933)	(65,897,882)

Net increase (decrease) in shares outstanding before conversion	(1,133,137)	(10,897,428)
Shares issued upon conversion from other share class(es)	61,017	586,520
Shares reacquired upon conversion into other share class(es)	(296,520)	(2,842,038)

Net increase (decrease) in shares outstanding	(1,368,640)	$(13,152,946)

40

Class B	Shares	Amount
Six months ended August 31, 2016:
Shares sold	54,885	$533,214
Shares issued in reinvestment of dividends and distributions	1,508	14,699
Shares reacquired	(42,317)	(414,544)

Net increase (decrease) in shares outstanding before conversion	14,076	133,369
Shares reacquired upon conversion into other share class(es)	(33,567)	(326,342)

Net increase (decrease) in shares outstanding	(19,491)	$(192,973)

Year ended February 29, 2016:
Shares sold	58,501	$564,915
Shares issued in reinvestment of dividends and distributions	4,173	40,313
Shares reacquired	(76,549)	(739,211)

Net increase (decrease) in shares outstanding before conversion	(13,875)	(133,983)
Shares reacquired upon conversion into other share class(es)	(57,284)	(551,231)

Net increase (decrease) in shares outstanding	(71,159)	$(685,214)

Class C
Six months ended August 31, 2016:
Shares sold	190,344	$1,858,678
Shares issued in reinvestment of dividends and distributions	6,743	65,743
Shares reacquired	(215,974)	(2,115,113)

Net increase (decrease) in shares outstanding before conversion	(18,887)	(190,692)
Shares reacquired upon conversion into other share class(es)	(5,801)	(56,787)

Net increase (decrease) in shares outstanding	(24,688)	$(247,479)

Year ended February 29, 2016:
Shares sold	534,884	$5,167,891
Shares issued in reinvestment of dividends and distributions	14,028	135,640
Shares reacquired	(285,439)	(2,752,767)

Net increase (decrease) in shares outstanding before conversion	263,473	2,550,764
Shares reacquired upon conversion into other share class(es)	(1,938)	(18,509)

Net increase (decrease) in shares outstanding	261,535	$2,532,255

Class Q
Period ended August 31, 2016*:
Shares sold	1,017	$10,000
Shares issued in reinvestment of dividends and distributions	1,381	13,596
Shares reacquired	(9,146)	(90,000)

Net increase (decrease) in shares outstanding before conversion	(6,748)	(66,404)
Shares issued upon conversion from other share class(es)	1,514,843	14,906,056

Net increase (decrease) in shares outstanding	1,508,095	$14,839,652

Prudential Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended August 31, 2016:
Shares sold	426,569	$4,187,422
Shares issued in reinvestment of dividends and distributions	10,016	97,878
Shares reacquired	(294,967)	(2,888,864)

Net increase (decrease) in shares outstanding	141,618	$1,396,436

Year ended February 29, 2016:
Shares sold	808,801	$7,814,755
Shares issued in reinvestment of dividends and distributions	20,354	196,581
Shares reacquired	(598,157)	(5,772,627)

Net increase (decrease) in shares outstanding	230,998	$2,238,709

Class Z
Six months ended August 31, 2016:
Shares sold	2,238,859	$21,862,563
Shares issued in reinvestment of dividends and distributions	113,313	1,103,929
Shares reacquired	(2,292,716)	(22,360,085)

Net increase (decrease) in shares outstanding before conversion	59,456	606,407
Shares issued upon conversion from other share class(es)	68,071	666,132
Shares reacquired upon conversion into other share class(es)	(1,514,337)	(14,906,056)

Net increase (decrease) in shares outstanding	(1,386,810)	$(13,633,517)

Year ended February 29, 2016:
Shares sold	6,847,204	$65,764,021
Shares issued in reinvestment of dividends and distributions	225,119	2,165,255
Shares reacquired	(6,300,385)	(60,631,854)

Net increase (decrease) in shares outstanding before conversion	771,938	7,297,422
Shares issued upon conversion from other shares class(es)	297,274	2,842,064
Shares reacquired upon conversion into other share class(es)	(1,734)	(16,806)

Net increase (decrease) in shares outstanding	1,067,478	$10,122,680

*	Commencement of offering was August 9, 2016.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

42

Subsequent to the reporting period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Government Income Fund	43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016(a)		2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.72		$9.79	$9.52	$9.78	$10.01	$9.57
Income (loss) from investment operations:
Net investment income (loss)	.05		.08	.11	.14	.17	.22
Net realized and unrealized gain (loss) on investment transactions	.19		.06	.28	(.19)	.12	.46
Total from investment operations	.24		.14	.39	(.05)	.29	.68
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.10)	(.12)	(.15)	(.22)	(.24)
Distributions from net realized gains	(.04)		(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.09)		(.21)	(.12)	(.21)	(.52)	(.24)
Net asset value, end of period	$9.87		$9.72	$9.79	$9.52	$9.78	$10.01
Total Return(b):	2.50%		1.41%	4.08%	(.47)%	2.87%	7.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$357,803		$371,571	$387,663	$412,384	$469,188	$535,682
Average net assets (000)	$363,252		$373,443	$403,927	$435,734	$511,930	$533,151
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(e)	1.00%	(f)	.99%	1.01%	.97%	.93%	.94%
Expenses before waivers and/or expense reimbursement(e)	1.00%	(f)	.99%	1.06%	1.02%	.98%	.99%
Net investment income (loss)	1.07%	(f)	.79%	1.15%	1.48%	1.73%	2.21%
Portfolio turnover rate(d)	433%	(g)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of average daily net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

44

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016(a)		2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$9.80	$9.53	$9.80	$10.03	$9.59
Income (loss) from investment operations:
Net investment income (loss)	.02		- (e)	.04	.07	.08	.14
Net realized and unrealized gain (loss) on investment transactions	.18		.07	.27	(.20)	.13	.47
Total from investment operations	.20		.07	.31	(.13)	.21	.61
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.03)	(.04)	(.08)	(.14)	(.17)
Distributions from net realized gains	(.04)		(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.05)		(.14)	(.04)	(.14)	(.44)	(.17)
Net asset value, end of period	$9.88		$9.73	$9.80	$9.53	$9.80	$10.03
Total Return(b):	2.09%		.69%	3.30%	(1.32)%	2.11%	6.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,940		$3,085	$3,805	$5,687	$9,408	$13,225
Average net assets (000)	$3,097		$3,151	$4,682	$7,274	$10,975	$12,988
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	(f)	1.74%	1.76%	1.72%	1.68%	1.69%
Expenses before waivers and/or expense reimbursement	1.75%	(f)	1.74%	1.76%	1.72%	1.68%	1.69%
Net investment income (loss)	.32%	(f)	.04%	.40%	.75%	.98%	1.46%
Portfolio turnover rate(d)	433%	(g)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016(a)		2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.74		$9.81	$9.54	$9.80	$10.03	$9.59
Income (loss) from investment operations:
Net investment income (loss)	.02		- (e)	.04	.07	.10	.15
Net realized and unrealized gain (loss) on investment transactions	.18		.07	.27	(.19)	.11	.46
Total from investment operations	.20		.07	.31	(.12)	.21	.61
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.03)	(.04)	(.08)	(.14)	(.17)
Distributions from net realized gains	(.04)		(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.05)		(.14)	(.04)	(.14)	(.44)	(.17)
Net asset value, end of period	$9.89		$9.74	$9.81	$9.54	$9.80	$10.03
Total Return(b):	2.09%		.69%	3.30%	(1.22)%	2.11%	6.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,439		$12,488	$10,016	$11,114	$20,274	$21,535
Average net assets (000)	$12,702		$10,548	$10,394	$15,601	$21,678	$18,831
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	(f)	1.74%	1.76%	1.72%	1.68%	1.69%
Expenses before waivers and/or expense reimbursement	1.75%	(f)	1.74%	1.76%	1.72%	1.68%	1.69%
Net investment income (loss)	.32%	(f)	.03%	.40%	.75%	.97%	1.45%
Portfolio turnover rate(d)	433%	(g)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	August 9, 2016(a) through August 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.84
Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	-	(f)
Total from investment operations	.01
Less Dividends:
Dividends from net investment income	(.01)
Net asset value, end of period	$9.84
Total Return(c):	.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,842
Average net assets (000)	$14,913
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.58%(g)
Expenses before waivers and/or expense reimbursement	.58%(g)
Net investment income (loss)	1.21%(g)
Portfolio turnover rate(e)	433%(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)	Less than $.005 per share.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	47

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016(a)		2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$9.80	$9.53	$9.80	$10.03	$9.58
Income (loss) from investment operations:
Net investment income (loss)	.04		.05	.09	.12	.15	.19
Net realized and unrealized gain (loss) on investment transactions	.19		.06	.27	(.20)	.11	.48
Total from investment operations	.23		.11	.36	(.08)	.26	.67
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.07)	(.09)	(.13)	(.19)	(.22)
Distributions from net realized gains	(.04)		(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.08)		(.18)	(.09)	(.19)	(.49)	(.22)
Net asset value, end of period	$9.88		$9.73	$9.80	$9.53	$9.80	$10.03
Total Return(b):	2.37%		1.16%	3.82%	(.82)%	2.62%	7.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,878		$15,242	$13,089	$10,560	$10,316	$8,984
Average net assets (000)	$15,770		$13,851	$12,178	$10,227	$9,701	$7,400
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.24%	1.26%	1.22%	1.18%	1.19%
Expenses before waivers and/or expense reimbursement	1.50%	(e)	1.49%	1.51%	1.47%	1.43%	1.44%
Net investment income (loss)	.82%	(e)	.53%	.90%	1.22%	1.47%	1.94%
Portfolio turnover rate(d)	433%	(f)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016(a)		2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.70		$9.77	$9.50	$9.76	$9.99	$9.55
Income (loss) from investment operations:
Net investment income (loss)	.06		.10	.13	.17	.20	.24
Net realized and unrealized gain (loss) on investment transactions	.19		.06	.28	(.19)	.11	.46
Total from investment operations	.25		.16	.41	(.02)	.31	.70
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.12)	(.14)	(.18)	(.24)	(.26)
Distributions from net realized gains	(.04)		(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.10)		(.23)	(.14)	(.24)	(.54)	(.26)
Net asset value, end of period	$9.85		$9.70	$9.77	$9.50	$9.76	$9.99
Total Return(b):	2.63%		1.67%	4.34%	(.22)%	3.13%	7.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,572		$108,544	$98,913	$73,888	$95,710	$95,314
Average net assets (000)	$106,861		$98,389	$79,893	$83,182	$95,810	$100,654
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75%	(e)	.74%	.76%	.72%	.68%	.69%
Expenses before waivers and/or expense reimbursement	.75%	(e)	.74%	.76%	.72%	.68%	.69%
Net investment income (loss)	1.32%	(e)	1.03%	1.40%	1.74%	1.97%	2.46%
Portfolio turnover rate(d)	433%	(f)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	49

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PFI. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, which, through its Prudential Fixed Income (“PFI”) unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PFI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PFI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PFI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PFI. The Board noted that PFI is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to

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the Fund by PFI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PGIM

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PFI included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PFI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General US Government Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods, although it underperformed over the one-year period.
•	The Board noted that the Fund’s actual management fee and net total expenses were both within two basis points of the median.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadig Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	PGIQX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V875	74439V503	74439V404

MF128E2    0297831-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Floating Rate Income Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

October 14, 2016

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	6.88	3.56	27.65	22.30 (3/30/11)
Class C	6.48	2.79	22.81	17.41 (3/30/11)
Class Q	7.03	3.85	N/A	3.44 (4/27/15)
Class Z	7.03	3.84	29.26	24.08 (3/30/11)
Credit Suisse Leveraged Loan Index	7.91	3.74	29.56	—
Lipper Loan Participation Funds Average	7.67	3.20	24.85	—

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Five Years (%)	Since Inception (%)
Class A		1.38	4.39	3.24 (3/30/11)
Class C		3.00	4.29	3.09 (3/30/11)
Class Q		5.07	N/A	2.95 (4/27/15)
Class Z		5.07	5.34	4.14 (3/30/11)
Credit Suisse Leveraged Loan Index		5.35	5.44	—
Lipper Loan Participation Funds Average		4.79	4.68	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The cumulative total returns for the Index measured from the month-end closest to the inception date through 8/31/16 are 24.79% for Class A, C, and Z shares and 3.04% for Class Q shares. The average annual total returns for the Index measured from the month-end closest to the inception date through 9/30/16 are 4.27% for Class A, C, and Z shares and 2.76% for Class Q shares.

Lipper Loan Participation Funds Average—The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds category for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date through 8/31/16 are 19.85% for Class A, C, and Z shares and 2.03% for Class Q shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 9/30/16 are 3.49% for Class A, C, and Z shares and 1.96% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Prudential Floating Rate Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/16 (%)
AA	0.2
A	0.2
BBB	4.9
BB	35.4
B	55.4
CCC	2.1
CC	0.0
Not Rated	0.1
Cash/Cash Equivalents	1.7
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 8/31/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.19	3.91	3.79
Class C	0.16	3.29	3.17
Class Q	0.21	4.29	4.23
Class Z	0.21	4.28	4.17

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Floating Rate Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,068.80	1.05%	$5.48
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class C	Actual	$1,000.00	$1,064.80	1.80%	$9.37
	Hypothetical	$1,000.00	$1,016.13	1.80%	$9.15
Class Q	Actual	$1,000.00	$1,070.30	0.80%	$4.17
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class Z	Actual	$1,000.00	$1,070.30	0.80%	$4.17
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184
days	in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending
February	28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.18	1.05
C	1.93	1.80
Q	0.86	0.80
Z	0.93	0.80

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Floating Rate Income Fund	9

Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 0.5%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$494,580
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410	04/17/26	250	247,286
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	744,309

TOTAL ASSET-BACKED SECURITIES (cost $1,483,001)				1,486,175

BANK LOANS(d) 94.8%

Aerospace & Defense 1.2%
CPI International, Inc.(c)	4.250	11/17/17	342	337,848
Sequa Corp.	5.250	06/19/17	370	319,764
Standard Aero Ltd. (Canada)	5.250	07/07/22	1,219	1,219,320
Transdigm, Inc.	3.750	06/04/21	494	492,006
Transdigm, Inc.	3.750	05/14/22	519	517,564
Transdigm, Inc.	3.750	06/09/23	775	770,710

				3,657,212

Airlines 0.4%
American Airlines, Inc.	3.250	06/29/20	741	740,162
American Airlines, Inc.	3.500	04/28/23	500	500,625

				1,240,787

Automotive 2.3%
American Tire Distributors, Inc.	5.250	09/01/21	917	904,171
BBB Industries LLC	6.000	11/03/21	247	245,178
Chrysler Group LLC	3.250	12/31/18	607	606,737
Cooper Standard Automotive, Inc.	4.000	04/04/21	614	615,887
Federal-Mogul Holdings Corp.	4.750	04/15/21	937	890,117
Gates Global LLC	4.250	07/06/21	830	815,923
Horizon Global Corp.(c)	7.000	06/30/21	556	555,935
Inteva Products LLC	9.750	09/30/21	225	222,750
Tectum Holdings, Inc.(c)	4.600	08/31/23	550	550,000
TI Group Automotive Systems LLC	4.500	06/30/22	447	446,997
Tower Auto Holdings USA LLC	4.000	04/23/20	1,044	1,038,833

				6,892,528

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Brokerage 1.7%
BATS Global Markets, Inc.	4.146%	06/20/23	1,065	$1,069,464
Hamilton Lane Advisors LLC	4.250	07/08/22	716	713,740
Istar, Inc.(c)	5.500	07/01/20	375	376,875
LPL Holdings, Inc.(c)	4.750	11/21/22	497	499,361
SAM Finance Lux SARL (Luxembourg)	4.250	12/17/20	946	942,016
VFH Parent LLC	5.250	11/08/19	1,561	1,560,635

				5,162,091

Building Materials & Construction 3.7%
Apex Tool Group LLC	4.500	01/31/20	1,130	1,111,175
Beazer Homes USA, Inc.(c)	6.406	03/09/18	388	384,509
Builders FirstSource, Inc.	4.750	07/31/22	1,344	1,347,216
CHI Overhead Doors, Inc.	4.500	07/29/22	847	845,786
CHI Overhead Doors, Inc.(c)	8.750	07/31/23	300	288,000
Continental Building Products LLC(c)	3.567	08/18/23	548	549,163
Headwaters, Inc.	4.000	03/24/22	893	892,990
Jeld-Wen, Inc.	4.750	07/01/22	397	398,985
Jeld-Wen, Inc.	5.250	10/15/21	546	548,914
LBM Borrower LLC	6.250	08/22/22	770	764,803
Ply Gem Industries, Inc.	4.000	02/01/21	592	592,434
PriSo Acquisition Corp.	4.500	05/09/22	795	793,241
Quikrete Co., Inc.	4.000	09/28/20	641	642,933
USAGM HoldCo LLC	2.250	07/28/22	207	206,760
USAGM HoldCo LLC	5.500	07/28/22	1,043	1,042,069
Wilsonart LLC	4.000	10/31/19	731	728,690

				11,137,668

Cable 1.2%
CSC Holdings LLC	5.000	10/10/22	499	502,075
Intelsat Jackson Holdings SA (Luxembourg)	3.750	06/30/19	1,250	1,184,687
Telenet International Finance Lux SA (Belgium)	4.250	06/28/24	475	476,188
UPC Financing Partnership	3.759	08/31/24	750	747,891
WideOpenWest Finance LLC	4.500	08/21/23	324	322,038
Ziggo BV	3.818	08/31/24	500	497,708

				3,730,587

Capital Goods 7.1%
ADS Waste Holdings, Inc.	3.750	10/09/19	863	861,103
Allflex Holdings III, Inc.	4.250	07/17/20	1,041	1,036,539
Brand Energy & Infrastructure Services, Inc.	4.750	11/26/20	765	755,140
Cavium, Inc.(c)	3.818	08/16/22	550	550,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Capital Goods (cont’d.)
CPM Holdings, Inc.	6.000%	04/11/22	842	$842,244
Crosby US Acquisition Corp.	4.000	11/23/20	495	405,489
Doosan Infracore International, Inc.(c)	4.500	05/28/21	608	609,992
Douglas Dynamics LLC	5.250	12/31/21	818	816,590
Filtration Group, Inc.	8.250	11/22/21	545	536,314
Hillman Group, Inc. (The)	4.500	06/30/21	494	493,703
Infiltrator Water Technologies LLC(c)	4.500	05/27/22	768	767,870
Manitowoc Foodservice	5.750	03/03/23	610	616,481
Mirror Bidco Corp.	4.250	12/27/19	1,038	1,037,127
Neff Rental LLC	7.250	06/09/21	463	447,323
North American Lifting Holdings, Inc.	5.500	11/27/20	494	377,664
Pelican Products, Inc.(c)	5.250	04/11/20	419	410,885
Penn Engineering & Manufacturing Corp.	4.000	08/27/21	643	643,402
Pro Mach, Inc.	4.750	10/22/21	793	791,005
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	1,164	1,162,226
Safway Group Holding LLC	5.750	08/21/23	850	850,354
STS Operating, Inc.(c)	4.750	02/12/21	340	292,006
Synagro Infrastructure Co., Inc. (original cost $164,976; purchased 08/19/13)(a)(b)	6.250	08/22/20	168	136,358
Tank Holding Corp.	5.250	03/16/22	1,018	972,616
Terex Corp.(c)	3.500	08/13/21	957	940,654
U.S. Security Associates Holdings, Inc.(c)	6.000	07/14/23	850	847,875
Unifrax I LLC	4.250	11/28/18	304	298,722
University Support Services LLC	6.250	07/06/22	950	952,375
USS Parent Holding Corp.(c)	1.650	08/31/23	90	89,744
USS Parent Holding Corp.	5.500	08/31/23	610	609,878
WASH Multifamily Laundry Systems LLC(c)	4.250	05/16/22	619	615,655
WCA Waste Systems, Inc.	4.000	08/14/23	450	448,875
WireCo WorldGroup, Inc.	6.500	10/31/23	575	576,438
Zekelman Industries, Inc.	6.000	06/14/21	600	602,250

				21,394,897

Chemicals 6.5%
A. Schulman, Inc.	4.000	06/01/22	494	493,441
Allnex	5.083	08/31/23	269	269,723
Allnex USA, Inc.	5.089	08/31/23	356	358,012
Avantor Performance Materials Holdings, Inc.	6.000	06/21/22	775	773,062
Axalta Coating Systems US Holding	3.750	02/01/20	1,231	1,236,969
Chemours Co. LLC (The)	3.750	05/12/22	965	950,085
Colouroz Investment 2 LLC	4.500	09/07/21	633	628,386

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Chemicals (cont’d.)
Colouroz Investment 2 LLC(c)	4.500%	09/07/21	105	$104,185
Colouroz Investment 2 LLC	8.250	09/05/22	200	187,000
Cyanco Intermediate Corp.	5.500	05/01/20	500	496,563
Emerald Performance Materials LLC	7.750	08/01/22	300	294,000
Ennis-Flint, Inc.	5.000	06/13/23	793	796,510
Huntsman International LLC	4.250	03/31/23	524	527,288
Kronos Worldwide, Inc.	4.000	02/18/20	391	372,428
MacDermid, Inc.	5.500	06/07/20	2,333	2,329,420
Methanol Holdings DE LLC(c)	4.250	06/30/22	495	487,575
Nexeo Solutions LLC(c)	5.250	06/09/23	1,000	1,002,500
Nusil Technology LLC	6.000	04/05/19	1,139	1,135,878
Oxea Finance LLC	4.250	01/15/20	486	459,506
Phillips-Medisize Corp.	4.750	06/16/21	668	666,666
Plaskolite, Inc.	5.750	11/03/22	773	771,783
PolyOne Corp.	3.567	11/11/22	800	802,500
PQ Corp.	5.750	11/04/22	950	955,047
Solenis International LP	4.250	07/31/21	491	485,800
Solenis International LP	7.750	07/31/22	200	191,100
Sonneborn, Inc.	4.750	12/10/20	795	794,531
Tata Chemicals NA, Inc.	3.750	08/07/20	585	582,237
Tronox Pigments Netherlands BV	4.500	03/19/20	524	515,865
Univar, Inc.	4.250	07/01/22	942	940,139

				19,608,199

Consumer 7.0%
24 Hour Fitness Worldwide, Inc.	4.750	05/28/21	874	843,209
4L Technologies, Inc.	5.500	05/08/20	687	607,769
Acosta, Inc.	4.250	09/26/21	739	719,074
Advantage Sales & Marketing, Inc.	4.250	07/23/21	891	883,847
Advantage Sales & Marketing, Inc.	7.500	07/25/22	500	472,084
Bombardier Recreational Products, Inc. (Canada)	3.750	06/30/23	500	497,813
Cole Haan, Inc.	5.000	02/01/20	488	375,424
Fitness International LLC	5.500	07/01/20	730	727,297
Galleria Co.	3.750	01/26/23	308	309,104
Generac Power Systems, Inc.	3.500	05/31/20	500	499,063
Hoffmaster Group, Inc.	5.250	05/11/20	801	799,093
Huish Detergents, Inc.	5.500	03/23/20	2,029	2,029,414
Kar Auction Services, Inc.	4.250	03/09/23	499	505,608
Life Time Fitness, Inc.	4.250	06/10/22	670	668,164
PODS LLC	4.500	02/02/22	1,322	1,319,457
Revlon Consumer Products Corp.	4.250	12/31/23	725	724,870

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Consumer (cont’d.)
Royal Holdings, Inc.	4.500%	06/20/22	744	$745,301
Royal Oak Enterpises, LLC(c)	5.750	07/01/23	800	803,000
ServiceMaster Co.	4.250	07/01/21	711	715,296
Spin Holdco, Inc.	4.250	11/14/19	515	508,979
SRAM Corp.(c)	4.023	04/10/20	628	599,652
Sterling Midco Holdings, Inc.	5.750	06/20/22	919	914,664
Strategic Partners Acquisition Corp.(c)	6.250	06/30/23	500	501,250
TMK Hawk Parent Corp.(c)	5.250	10/01/21	399	398,985
Travelport Finance Luxembourg SARL	5.000	09/02/21	1,122	1,123,828
TruGreen LP	6.500	04/13/23	725	726,812
Wand Intermediate I LP	4.750	09/17/21	817	818,166
Water Pik, Inc.	5.750	07/08/20	720	716,393
Wki Holding Co., Inc.	6.250	07/31/23	675	648,000

				21,201,616

Electric 1.8%
Calpine Corp.	3.640	05/31/23	750	750,000
Calpine Corp.	4.000	01/16/23	746	747,183
Dynegy, Inc.	5.000	06/27/23	1,800	1,798,313
FREIF NAP I Holdings III LLC(c)	4.750	03/27/22	76	76,081
FREIF NAP I Holdings III LLC(c)	4.750	03/31/22	410	408,906
Intergen NV(c)	5.500	06/12/20	509	478,695
NRG Engergy, Inc.	3.500	06/30/23	775	774,170
TPF Generation Holdings LLC	4.750	12/31/17	412	397,306

				5,430,654

Energy - Other 1.8%
American Energy Marcellus LLC(c)	5.250	08/04/20	500	250,000
American Energy Marcellus LLC	8.500	08/04/21	300	21,300
California Resources Corp.	11.375	12/31/21	1,275	1,329,187
Drillships Financing Holding, Inc.	6.000	03/31/21	366	168,166
Energy Transfer Equity LP	3.250	12/02/19	662	648,529
Fieldwood Energy LLC	8.000	08/31/20	362	299,966
Fieldwood Energy LLC	8.375	09/30/20	489	327,879
Fieldwood Energy LLC(c)	8.375	09/30/20	11	3,880
Floatel Delaware LLC	6.000	06/29/20	367	224,520
FTS International, Inc.	5.750	04/16/21	251	88,242
Hi-Crush Partners LP	4.750	04/28/21	210	191,304
MEG Energy Corp.	3.750	03/31/20	600	546,750
Pacific Drilling SA (Luxembourg)	4.500	06/04/18	361	98,313

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Energy - Other (cont’d.)
Targa Resources Partners LP(c)	5.750%	02/27/22	974	$974,428
Westway Group, Inc.	4.500	02/27/20	275	257,125

				5,429,589

Energy - Refining 1.3%
Citgo Holdings, Inc.	9.500	05/12/18	858	861,570
Citgo Petroleum Corp.	4.500	07/29/21	1,086	1,068,201
Western Refining, Inc.	5.250	11/12/20	1,265	1,231,336
Western Refining, Inc.	5.500	06/30/23	750	730,625

				3,891,732

Entertainment 0.4%
AMF Bowling Centers, Inc.	6.000	09/30/23	675	669,938
SeaWorld Parks & Entertainment, Inc.	3.067	05/14/20	493	480,433

				1,150,371

Foods 2.1%
AdvancePierre Foods, Inc.	4.750	06/02/23	693	696,133
Amplify Snack Brands, Inc.	6.500	08/31/23	525	520,625
Chefs’ Warehouse, Inc. (The)(c)	3.318	06/22/22	67	64,849
Chefs’ Warehouse, Inc. (The)(c)	5.750	06/22/22	407	394,866
Hearthside Group Holdings LLC	4.500	06/02/21	893	891,468
JBS USA LLC	4.000	10/31/22	746	743,763
Milk Specialties Co.	6.000	08/16/23	900	900,562
Mill US Acquisition LLC	5.000	07/03/20	884	831,205
Packers Holdings LLC(c)	5.000	12/02/21	519	520,283
Shearer’s Foods LLC	4.938	06/30/21	941	927,876

				6,491,630

Gaming 1.8%
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	488	475,922
CCM Merger, Inc.	4.500	08/06/21	960	962,293
CityCenter Holdings LLC	4.250	10/16/20	254	255,526
Golden Nugget, Inc.	5.500	11/21/19	926	930,460
Scientific Games International, Inc.	6.000	10/01/21	1,741	1,739,184
Station Casinos LLC	3.750	06/08/23	850	849,764
Yonkers Racing Corp.	4.250	08/20/19	351	347,498

				5,560,647

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Health Care & Pharmaceutical 11.7%
Acadia Healthcare Co., Inc.	4.568%	02/16/23	796	$799,317
Air Medical Group Holdings, Inc.	4.250	04/28/22	495	486,440
Alere, Inc.	4.250	06/20/22	648	640,979
Alliance HealthCare Services, Inc.	4.250	06/03/19	969	921,807
Amneal Pharmaceuticals LLC	4.501	11/01/19	937	935,883
Arbor Pharmaceuticals LLC(c)	6.000	07/05/23	275	274,313
ATI Holdings LLC	5.500	05/10/23	875	877,916
Boston Luxembourg III SARL(c)	4.000	08/28/19	247	244,865
Carecore National LLC(c)	5.500	03/05/21	362	351,953
CCS Intermediate Holdings LLC(c)	5.000	07/23/21	221	126,006
CHG Healthcare Services, Inc.	4.750	06/07/23	399	400,413
CHS/Community Health Systems, Inc.	3.750	12/31/19	753	719,482
CHS/Community Health Systems, Inc.	4.000	01/27/21	1,562	1,493,090
Concordia Healthcare Corp. (Canada)	5.250	10/21/21	971	915,335
Curo Health Services Holdings, Inc.	6.500	02/07/22	694	693,572
Endo Luxembourgh Finance I Co. SARL	3.750	09/30/22	1,295	1,287,349
Envision Healthcare Corp.	4.500	10/28/22	672	672,704
Explorer Holdings, Inc.(c)	6.000	05/02/23	950	954,750
FHC Health Systems, Inc.	5.000	12/23/21	992	963,757
Genoa, a QoL Healthcare Co. LLC(c)	4.500	04/29/22	719	721,290
Genoa, a QoL Healthcare Co. LLC(c)	8.750	04/30/23	325	321,750
Greatbatch Ltd.	5.250	10/27/22	846	834,155
HCA, Inc.	3.567	02/15/24	1,876	1,888,392
Horizon Pharma, Inc.	4.500	05/07/21	321	315,789
IASIS Healthcare Corp.	4.500	05/03/18	479	473,047
Kindred Healthcare, Inc.	4.250	04/09/21	1,117	1,105,615
Lannett Co., Inc.	6.375	11/25/22	1,079	1,061,142
Mallinckrodt International Finance SA	3.500	03/19/21	492	491,595
MJ Acquisition Corp.	4.000	06/01/22	767	768,209
MPH Acquisition Holdings LLC	5.000	06/07/23	800	808,286
Opal Acquisition, Inc.(c)	5.000	11/27/20	491	453,075
Ortho Clinical Diagnostics	4.750	06/30/21	1,282	1,248,701
Pharmaceutical Product Development LLC	4.250	08/18/22	990	992,722
Quorum Health Corp.	6.750	04/29/22	948	902,613
RadNet Management, Inc.	4.750	07/01/23	973	970,984
RadNet Management, Inc.(c)	8.000	03/25/21	443	430,033
RPI Finance Trust	3.500	11/09/20	494	495,410
Select Medical Corp.	6.000	03/03/21	1,347	1,355,883
Surgery Center Holdings, Inc.	5.250	11/03/20	1,095	1,095,063
TeamHealth, Inc.	3.817	11/23/22	498	499,058
US Renal Care, Inc.	5.250	12/30/22	996	968,853

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Health Care & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Inc.	4.280%	10/20/18	448	$446,452
Valeant Pharmaceuticals International, Inc.	5.250	08/05/20	1,563	1,556,752
Valeant Pharmaceuticals International, Inc.	5.500	04/01/22	958	957,400
Vizient, Inc.	6.250	02/13/23	574	579,059

				35,501,259

Insurance 1.2%
AmWINS Group, Inc.	4.750	09/06/19	1,118	1,122,432
AmWINS Group, Inc.	9.500	09/04/20	550	555,500
Hyperion Insurance Group Ltd.	5.500	04/29/22	1,042	1,002,375
Sedgwick Claims Management Services, Inc.	3.750	03/01/21	635	625,845
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	247,500

				3,553,652

Lodging 0.3%
ESH Hospitality, Inc.	3.804	08/31/23	475	475,989
Four Seasons Holdings, Inc. (Canada)	6.250	12/28/20	375	375,625

				851,614

Media & Entertainment 3.3%
ClubCorp Club Operations, Inc.	4.250	12/15/22	649	650,723
Getty Images, Inc.	4.750	10/18/19	483	408,919
Ion Media Networks, Inc.	4.750	12/18/20	239	239,148
Learfield Communications, Inc.	4.250	10/09/20	1,036	1,035,607
Lions Gate Entertainment Corp.(c)	5.000	03/17/22	1,850	1,877,750
Match Group, Inc.(c)	5.500	11/16/22	339	341,354
Mood Media Corp. (Canada)	7.000	05/01/19	494	454,948
NEP Broadcasting LLC	10.000	07/22/20	257	256,500
NEP/NCP Holdco, Inc.	4.250	01/22/20	731	725,715
Stadium Management Group	4.504	02/27/20	850	823,165
Tribune Media Co.	3.750	12/28/20	1,194	1,196,458
Tribune Publishing Co.	5.750	08/04/21	183	180,447
Univision Communications, Inc.	4.000	03/01/20	1,764	1,762,774

				9,953,508

Metals & Mining 1.4%
Dynacast International LLC	4.500	01/28/22	618	618,042
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250	06/30/19	790	784,653
Global Brass & Copper, Inc.(c)	5.250	07/18/23	475	476,781
Minerals Technologies, Inc.(c)	4.750	05/10/21	225	227,250
Murray Energy Corp.	8.250	04/16/20	774	637,805

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Metals & Mining (cont’d.)
Novelis, Inc.	4.000%	06/02/22	493	$493,746
Phoenix Services International LLC	8.500	06/30/19	991	970,278
Westmoreland Coal Co.(c)	7.500	12/16/20	172	128,392

				4,336,947

Other Industry 4.4%
Alfred Fueling Systems, Inc.(c)	4.500	06/21/21	791	790,520
Alix Partners LLP	4.500	07/28/22	1,241	1,244,760
Altisource Solutions SARL (Luxembourg)	4.500	12/09/20	338	309,140
Asurion LLC	5.000	08/04/22	1,235	1,233,459
Asurion LLC	8.500	03/03/21	250	249,062
AVSC Holding Corp.(c)	4.500	01/25/21	614	612,857
Brickman Group Holdings, Inc.	4.000	12/18/20	1,507	1,498,085
Edelman Financial Group, Inc.	6.500	12/19/22	996	990,522
GCA Services Group, Inc.	5.750	03/01/23	424	425,527
Guggenheim Partners Investment Management	4.250	07/22/20	762	761,865
Laureate Education, Inc.	8.252	03/17/21	1,520	1,511,648
Mannington Mills, Inc.	4.750	10/01/21	746	743,714
Merrill Communications LLC(c)	6.250	06/01/22	669	608,591
National Financial Partners Corp.	4.500	07/01/20	366	364,613
Onsite Rental Group Operation Pty. Ltd. (original cost $216,641; purchased 07/30/14)(a)(b)(c)	5.500	07/30/21	221	170,218
Osmose Utility Services, Inc.	4.750	08/22/22	372	369,241
Power Buyer LLC(c)	4.250	05/06/20	916	913,430
Precyse Acquisition Corp.	6.500	10/20/22	300	300,250
RCS Capitral Corp.(c)	3.000	05/23/21	316	227,369

				13,324,871

Packaging 3.6%
Anchor Glass Container Corp.	4.750	07/01/22	926	928,925
Berry Plastics Group, Inc.	3.750	10/01/22	447	447,248
Bway Holding Co.	5.500	08/14/20	1,226	1,229,115
Charter NEX US Holdings, Inc.	5.250	02/07/22	657	656,324
Exopack Holdings SA (Luxembourg)	4.500	05/08/19	995	992,209
Hilex Poly Co. LLC	6.000	12/06/21	1,066	1,071,218
Husky Injection Molding Systems Ltd.	4.250	06/30/21	641	637,714
Husky Injection Molding Systems Ltd.	7.250	06/30/22	620	610,473
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250	03/14/22	940	940,868
Peacock Engineering Co. LLC	5.260	07/27/22	744	736,311
Plaze, Inc.	5.250	07/29/22	796	794,417

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Packaging (cont’d.)
Pregis Holding I Corp.	4.500%	05/20/21	641	$635,110
Reynolds Group Holdings, Inc.	4.250	02/05/23	625	625,937
Tekni-Plex, Inc.	4.500	06/01/22	495	492,525

				10,798,394

Paper 0.1%
Caraustar Industries, Inc.	8.000	05/01/19	434	436,668

Real Estate 1.1%
Americold Realty Operating Partnership LP(c)	5.750	12/01/22	921	928,159
Capital Automotive LP	6.000	04/30/20	850	852,833
DTZ US Borrower LLC	4.250	11/04/21	718	713,713
Starwood Property Trust, Inc.	3.500	04/17/20	723	722,487

				3,217,192

Restaurants 0.9%
B.C. Unlimited Liability Co.	3.750	12/10/21	1,134	1,137,822
CEC Entertainment, Inc.	4.000	02/12/21	1,306	1,277,596
Landry’s Restaurants, Inc.	4.000	04/24/18	462	462,268

				2,877,686

Retailers 7.2%
Academy Ltd.	5.000	07/01/22	1,165	1,137,749
At Home Holding III, Inc.(c)	5.000	06/03/22	668	663,296
Bass Pro Group LLC	4.000	06/05/20	988	984,548
Bauer Performance Sports Ltd.	4.500	04/15/21	829	664,178
Burlington Coat Factory Warehouse, Inc.	3.554	08/13/21	476	476,856
CNT Holdings III Corp.	5.250	01/23/23	773	773,449
EyeMart Express LLC(c)	5.000	12/18/21	768	767,500
Fullbeauty Brands, Inc.	5.750	10/14/22	1,148	1,077,927
Harbor Freight Tools USA, Inc.	4.000	08/31/23	1,329	1,331,900
Hudsons Bay Co. (Canada)	4.750	09/30/22	1,188	1,189,801
JC Penney Corp., Inc.	5.250	06/23/23	1,072	1,075,116
Lands’ End, Inc.	4.250	04/05/21	615	489,802
Leslie’s Poolmart, Inc.	5.250	08/16/23	550	553,208
Men’s Warehouse, Inc. (The)	5.000	06/18/21	800	764,000
Neiman Marcus Group Ltd. LLC	4.250	10/25/20	1,226	1,148,241
NVA Holdings, Inc.	4.750	08/16/21	692	690,547
NVA Holdings, Inc.	8.000	08/14/22	625	621,484
Party City Holdings, Inc.	4.472	08/19/22	1,000	1,000,893
Petco Animal Supplies, Inc.	4.905	01/26/23	573	575,675

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Retailers (cont’d.)
Petco Animal Supplies, Inc.	5.000%	01/26/23	1,169	$1,176,015
PetSmart, Inc.	4.250	03/11/22	1,237	1,238,893
Rite Aid Corp.	4.875	06/21/21	1,650	1,652,579
Rite Aid Corp.	5.750	08/21/20	375	375,781
Sears Roebuck Acceptance Corp.	5.500	06/30/18	733	711,085
Vision Holding Corp.	4.000	03/12/21	767	753,308

				21,893,831

Supermarkets 1.7%
Albertsons Holdings LLC	4.500	08/25/21	724	725,996
Albertsons Holdings LLC	4.750	12/21/22	1,222	1,227,436
Albertsons Holdings LLC	4.750	06/22/23	1,116	1,120,788
GOBP Holdings, Inc.	5.000	10/21/21	867	855,954
Supervalu, Inc.	5.500	03/21/19	1,247	1,245,895

				5,176,069

Technology 14.4%
ACTIVE Network, Inc.	5.500	11/13/20	589	584,413
ACTIVE Network, Inc.	6.000	11/15/20	300	297,500
Alorica, Inc.	5.500	06/30/22	775	782,266
Ancestry.com, Inc.	5.000	08/29/22	969	969,769
Avago Technologies Cayman Finance Ltd. (Singapore)	3.768	02/01/23	1,742	1,756,270
Avaya, Inc.	6.250	05/29/20	873	668,824
Avaya, Inc.	6.500	03/30/18	129	103,133
BMC Software Finance, Inc.	5.000	09/10/20	2,975	2,840,580
CompuCom Systems, Inc.	4.250	05/11/20	277	196,096
Compuware Corp.	6.250	12/15/19	347	344,562
Compuware Corp.	6.250	12/15/21	350	341,031
Dell International LLC	4.000	04/29/20	2,221	2,219,915
Dell International LLC	4.000	09/30/23	2,425	2,434,598
Deltek, Inc.	5.000	06/25/22	747	749,082
EagleView Technology Corp.	5.250	07/15/22	693	683,471
Evergreen Skills SARL (Luxembourg)	5.750	04/28/21	739	618,755
Evergreen Skills SARL (Luxembourg)	9.250	04/28/22	475	251,750
Evertec Group LLC(c)	3.250	04/17/20	267	262,749
First Data Corp	4.272	07/08/22	3,350	3,362,097
GTCR Valor Companies, Inc.	7.000	06/16/23	750	712,500
Hyland Software, Inc.	4.750	07/01/22	440	440,801
Hyland Software, Inc.	8.250	07/03/23	250	250,312
Informatica Corp.	4.500	08/05/22	1,767	1,706,273

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Technology (cont’d.)
Internet Brands, Inc.	4.750%	07/08/21	650	$648,172
IPC Systems, Inc.(c)	5.500	08/06/21	941	870,534
Kronos, Inc.	4.500	10/30/19	524	525,479
Kronos, Inc.	9.750	04/30/20	699	712,996
Lattice Semiconductor Corp.(c)	5.250	03/10/21	766	754,467
Lawson Software, Inc.	3.750	06/03/20	985	973,442
Leidos, Inc.	3.411	08/31/23	1,000	1,004,167
Linxens (Singapore)	5.000	10/14/22	746	745,317
Linxens (Singapore)	9.500	10/16/23	300	297,000
MA FinanceCo. LLC	4.502	11/20/19	306	306,633
Micron Technologies, Inc.	6.640	04/26/22	600	606,322
MKS Instruments, Inc.	4.259	05/01/23	374	377,869
MTS Systems Corp.(c)	5.000	07/05/23	675	678,375
Natel Engineering Co., Inc.(c)	6.750	04/10/20	763	755,251
NXP BV (Netherlands)	3.750	12/07/20	600	603,225
ON Semiconductor Corp.	5.250	03/31/23	475	480,641
Presidio Holdings Ltd.	5.250	02/02/22	1,131	1,127,459
Shaw Data Centre LP(c)	4.500	03/30/22	1,026	1,026,402
Sirius Computer Solutions, Inc.	6.000	10/30/22	618	621,325
Sirius Computer Solutions, Inc.	10.500	10/30/23	250	246,667
Solera Holdings, Inc.	5.750	03/03/23	499	501,555
Sophia LP	4.750	09/30/22	620	620,312
SourceHOV LLC	7.750	10/31/19	354	277,816
Sungard Availability Services Capital, Inc.	6.000	03/29/19	328	292,830
Syniverse Holdings, Inc.	4.000	04/23/19	471	417,731
TransUnion LLC	3.500	04/09/21	1,611	1,613,343
Veritas US, Inc.	6.625	01/27/23	573	530,109
Vestcom International, Inc.(c)	5.250	09/30/21	684	677,137
Western Digital Corp.	4.568	04/29/23	1,960	1,967,350
Zebra Technology Corp.	4.000	10/27/21	913	920,202

				43,756,875

Telecommunications 2.8%
Global Tel*Link Corp.(c)	5.000	05/22/20	803	771,056
GTT Communications, Inc.	5.750	10/22/22	997	997,498
Level 3 Finance, Inc.	4.000	01/15/20	850	854,250
LTS Buyer LLC	4.000	04/13/20	841	838,168
LTS Buyer LLC(c)	8.000	04/01/21	575	575,000
Mitel Networks Corp. (Canada)	5.500	04/29/22	1,038	1,042,845
Numericable US LLC (France)	4.750	01/13/23	1,247	1,248,627
Numericable US LLC (France)	5.000	01/15/24	848	850,843

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(d) (Continued)

Telecommunications (cont’d.)
SBA Senior Finance II LLC	3.250%	03/24/21	864	$862,180
Securus Technologies Holdings, Inc.(c)	5.250	04/30/20	572	563,543

				8,604,010

Transportation 0.4%
XPO Logistics, Inc.(c)	4.250	10/30/21	450	451,125
XPO Logistics, Inc.	5.500	11/01/21	746	749,670

				1,200,795

TOTAL BANK LOANS (cost $290,245,595)				287,463,579

CORPORATE BONDS 2.6%

Building Materials 0.1%
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875	02/15/23	200	208,500

Computers 0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420	06/15/21	530	554,188

Cosmetics/Personal Care 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $190,000; purchased 05/09/13)(a)(b)	4.625	05/15/21	190	189,525

Diversified Financial Services 0.4%
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	1,250	1,225,000

Electric 0.3%
Dynegy, Inc., Gtd. Notes	6.750	11/01/19	250	256,250
NRG Energy, Inc., Gtd. Notes, 144A	7.250	05/15/26	550	571,175

				827,425

Entertainment 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	258,750

Food 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	364,227

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	$185,625

Healthcare-Services 0.6%
CHS/Community Health Systems, Inc., Gtd. Notes(e)	8.000	11/15/19	500	473,125
Select Medical Corp., Gtd. Notes	6.375	06/01/21	500	500,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	700	708,750
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750	08/01/22	250	259,375

				1,941,875

Lodging & Gaming 0.3%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375	04/01/26	300	319,500
FelCor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	359,625
MGM Resorts International, Gtd. Notes	8.625	02/01/19	250	282,812

				961,937

Media 0.2%
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	250	278,750
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875	03/15/26	250	263,750

				542,500

Retail
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(a)(b)	9.250	06/15/21	100	105,750

Software 0.1%
Infor US, Inc., Gtd. Notes	6.500	05/15/22	425	430,844

TOTAL CORPORATE BONDS (cost $7,720,117)				7,796,146

			Shares

COMMON STOCK

Other Industry
RCS Capital Corp. (original cost $9,676; purchased 06/23/16)*(a)(b)(c) (cost $9,676)			2,419	12,095

TOTAL LONG-TERM INVESTMENTS (cost $299,458,389)				296,757,995

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 8.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $24,465,971)(Note 3)(g)	24,465,971	$24,465,971
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $495,507)(Note 3)(f)(g)	495,507	495,507

TOTAL SHORT-TERM INVESTMENTS (cost $24,961,478)		24,961,478

TOTAL INVESTMENTS 106.1% (cost $324,419,867)(Note 5)		321,719,473
Liabilities in excess of other assets (6.1)%		(18,475,429)

NET ASSETS 100.0%		$303,244,044

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

OTC—Over-the-counter

L2—Level 2

L3—Level 3

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $679,911. The aggregate value of $613,946 is approximately 0.2% of net assets.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $35,744,743 and 11.8% of net assets.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2016.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $485,804; cash collateral of $495,507 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,486,175	$—
Bank Loans	—	251,730,931	35,732,648
Corporate Bonds	—	7,796,146	—
Common Stock
Other Industry	—	—	12,095
Affiliated Mutual Funds	24,961,478	—	—

Total	$24,961,478	$261,013,252	$35,744,743

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Bank Loans
Balance as of 2/29/16	$—	$30,641,618
Realized gain (loss)	—	29,772
Change in unrealized appreciation (depreciation)*	2,419	(193,101)
Purchases	9,676	19,644,027
Sales/Paydowns	—	(4,983,226)
Accrued discount/premium	—	14,423
Transfers into Level 3	—	4,997,280
Transfers out of Level 3	—	(14,418,145)

Balance as of 08/31/16	$12,095	$35,732,648

*	Of which, $317,996 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2016	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Common Stock	$12,095	Market Approach	Single Broker Quote	$5.00 ($5.00)
Bank Loans	35,732,648	Market Approach	Single Broker Quote	$36.50 - $101.50 ($97.48)

Total	$35,744,743

See Notes to Financial Statements.

26

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$14,418,145	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	4,997,280	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2016 were as follows:

Technology	14.4%
Health Care & Pharmaceutical	11.7
Affiliated Mutual Funds (including 0.2% of collateral for securities on loan)	8.2
Retailers	7.2
Capital Goods	7.1
Consumer	7.0
Chemicals	6.5
Other Industry	4.4
Building Materials & Construction	3.7
Packaging	3.6
Media & Entertainment	3.3
Telecommunications	2.8
Automotive	2.3
Foods	2.1
Electric	2.1
Gaming	1.8
Energy—Other	1.8
Supermarkets	1.7
Brokerage	1.7
Metals & Mining	1.4
Energy—Refining	1.3
Cable	1.2
Aerospace & Defense	1.2
Insurance	1.2%
Real Estate	1.1
Restaurants	0.9
Healthcare—Services	0.6
Collateralized Loan Obligations	0.5
Entertainment	0.5
Airlines	0.4
Diversified Financial Services	0.4
Transportation	0.4
Lodging & Gaming	0.3
Lodging	0.3
Computers	0.2
Media	0.2
Paper	0.1
Software	0.1
Food	0.1
Building Materials	0.1
Cosmetics/Personal Care	0.1
Healthcare—Products	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value, including securities on loan of $485,804:
Unaffiliated investments (cost $299,458,389)	$296,757,995
Affiliated investments (cost $24,961,478)	24,961,478
Cash	62,517
Foreign currency, at value (cost $8,013)	7,899
Receivable for investments sold	11,446,685
Dividends and interest receivable	1,630,362
Receivable for Fund shares sold	916,097
Prepaid expenses	3,310

Total assets	335,786,343

Liabilities
Payable for investments purchased	30,784,535
Payable for Fund shares reacquired	867,012
Payable to broker for collateral for securities on loan	495,507
Management fee payable	146,884
Accrued expenses and other liabilities	118,558
Dividends payable	84,314
Distribution fee payable	42,148
Affiliated transfer agent fee payable	3,341

Total liabilities	32,542,299

Net Assets	$303,244,044

Net assets were comprised of:
Common stock, at par	$308,265
Paid-in capital in excess of par	306,164,418

306,472,683
Undistributed net investment income	365,635
Accumulated net realized loss on investment and foreign currency transactions	(893,766)
Net unrealized depreciation on investments and foreign currencies	(2,700,508)

Net assets, August 31, 2016	$303,244,044

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share
($51,220,678 ÷ 5,209,848 shares of common stock issued and outstanding)	$9.83
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.16

Class C
Net asset value, offering price and redemption price per share
($37,043,388 ÷ 3,767,726 shares of common stock issued and outstanding)	$9.83

Class Q
Net asset value, offering price and redemption price per share
($11,844 ÷ 1,204 shares of common stock issued and outstanding)	$9.84

Class Z
Net asset value, offering price and redemption price per share
($214,968,134 ÷ 21,847,735 shares of common stock issued and outstanding)	$9.84

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Interest income	$6,733,717
Affiliated dividend income	61,325
Income from securities lending, net (including affiliated: $48)	264

Total income	6,795,306

Expenses
Management fee	915,905
Distribution fee—Class A	63,902
Distribution fee—Class C	183,372
Custodian and accounting fees	95,000
Transfer agent’s fees and expenses (including affiliated expense of $9,900)	95,000
Registration fees	45,000
Audit fee	28,000
Shareholders’ reports	14,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Insurance expenses	1,000
Miscellaneous	8,077

Total expenses	1,467,256
Less: Management fee waiver	(173,217)

Net expenses	1,294,039

Net investment income (loss)	5,501,267

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	135,944
Foreign currency transactions	103

136,047

Net change in unrealized appreciation (depreciation) on:
Investments	10,828,092
Foreign currencies	(114)

10,827,978

Net gain (loss) on investment and foreign currency transactions	10,964,025

Net Increase (Decrease) In Net Assets Resulting From Operations	$16,465,292

See Notes to Financial Statements.

30

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,501,267	$6,928,887
Net realized gain (loss) on investment and foreign currency transactions	136,047	(860,286)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,827,978	(12,350,897)

Net increase (decrease) in net assets resulting from operations	16,465,292	(6,282,296)

Dividends from net investment income (Note 1)
Class A	(1,003,570)	(1,452,085)
Class C	(583,326)	(938,774)
Class Q	(239)	(314)
Class Z	(3,663,834)	(4,380,417)

	(5,250,969)	(6,771,590)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	115,344,500	229,688,066
Net asset value of shares issued in reinvestment of dividends and distributions	4,793,835	6,053,111
Cost of shares reacquired	(46,402,467)	(113,688,908)

Net increase (decrease) in net assets from Fund share transactions	73,735,868	122,052,269

Total increase (decrease)	84,950,191	108,998,383

Net Assets:
Beginning of period	218,293,853	109,295,470

End of period(a)	$303,244,044	$218,293,853

(a) Includes undistributed net investment income of:	$365,635	$115,337

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	31

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

32

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

Prudential Floating Rate Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, the holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

34

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Payment in Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in

Prudential Floating Rate Income Fund	35

Notes to Financial Statements (unaudited) (continued)

accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the Fund’s average daily net assets up to $5 billion and .675% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended August 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .57%.

PI had contractually agreed through June 30, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .80% of the Fund’s average daily net assets.

36

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $27,672 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016 it received $8 and $6,846 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core and Money Market Funds are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Prudential Floating Rate Income Fund	37

Notes to Financial Statements (unaudited) (continued)

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2016 were $142,271,993 and $67,623,511, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of August 31, 2016 were as follows:

Tax Basis	$324,315,660

Appreciation	2,022,566
Depreciation	(4,618,753)

Net Unrealized Depreciation	$(2,596,187)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2016 of approximately $1,107,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares redeemed within 12 months of purchase are subject to a 1% CDSC. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are available only to a limited group of investors.

38

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $.01 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 200 million, 200 million, 250 million, and 250 million shares, respectively.

As of August 31, 2016, Prudential through its affiliates owned 1,052 Class Q shares of the Fund. In addition, six shareholders of record held 66% of Fund outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	1,060,972	$10,292,756
Shares issued in reinvestment of dividends and distributions	92,140	897,272
Shares reacquired	(1,012,598)	(9,849,819)

Net increase (decrease) in shares outstanding before conversion	140,514	1,340,209
Shares issued upon conversion from other share class(es)	55,413	540,493
Shares reacquired upon conversion into other share class(es)	(68,157)	(664,619)

Net increase (decrease) in shares outstanding	127,770	$1,216,083

Year ended February 29, 2016:
Shares sold	5,686,359	$55,961,040
Shares issued in reinvestment of dividends and distributions	134,095	1,303,492
Shares reacquired	(3,066,875)	(29,780,864)

Net increase (decrease) in shares outstanding before conversion	2,753,579	27,483,668
Shares issued upon conversion from other share class(es)	17,262	166,958
Shares reacquired upon conversion into other share class(es)	(17,873)	(177,196)

Net increase (decrease) in shares outstanding	2,752,968	$27,473,430

Class C
Six months ended August 31, 2016:
Shares sold	678,376	$6,593,625
Shares issued in reinvestment of dividends and distributions	58,318	567,906
Shares reacquired	(638,351)	(6,201,286)

Net increase (decrease) in shares outstanding before conversion	98,343	960,245
Shares reacquired upon conversion into other share class(es)	(63,560)	(617,731)

Net increase (decrease) in shares outstanding	34,783	$342,514

Year ended February 29, 2016:
Shares sold	1,972,699	$19,388,349
Shares issued in reinvestment of dividends and distributions	93,373	910,135
Shares reacquired	(1,072,672)	(10,451,403)

Net increase (decrease) in shares outstanding before conversion	993,400	9,847,081
Shares reacquired upon conversion into other share class(es)	(116,912)	(1,151,102)

Net increase (decrease) in shares outstanding	876,488	$8,695,979

Prudential Floating Rate Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Class Q	Shares	Amount
Six months ended August 31, 2016:
Shares sold	150	$1,446
Shares issued in reinvestment of dividends and distributions	25	239
Shares reacquired	—	(4)

Net increase (decrease) in shares outstanding	175	$1,681

Period ended February 29, 2016*:
Shares sold	997	$10,000
Shares issued in reinvestment of dividends and distributions	32	314

Net increase (decrease) in shares outstanding	1,029	$10,314

Class Z
Six months ended August 31, 2016:
Shares sold	10,121,131	$98,456,673
Shares issued in reinvestment of dividends and distributions	341,151	3,328,418
Shares reacquired	(3,121,409)	(30,351,358)

Net increase (decrease) in shares outstanding before conversion	7,340,873	71,433,733
Shares issued upon conversion from other share class(es)	131,593	1,282,350
Shares reacquired upon conversion into other share class(es)	(55,371)	(540,493)

Net increase (decrease) in shares outstanding	7,417,095	$72,175,590

Year ended February 29, 2016:
Shares sold	15,673,739	$154,328,677
Shares issued in reinvestment of dividends and distributions	394,469	3,839,170
Shares reacquired	(7,554,346)	(73,456,641)

Net increase (decrease) in shares outstanding before conversion	8,513,862	84,711,206
Shares issued upon conversion from other share class(es)	134,635	1,328,299
Shares reacquired upon conversion into other share class(es)	(17,243)	(166,959)

Net increase (decrease) in shares outstanding	8,631,254	$85,872,546

*	Commencement of offering was April 27, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

40

Subsequent to the reporting period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Floating Rate Income Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,				March 30, 2011(a) through February 29,
	2016		2016(f)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.38		$9.94	$10.18	$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.20		.36	.40	.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	.44		(.57)	(.22)	.08	.26	(.09)
Total from investment operations	.64		(.21)	.18	.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.35)	(.39)	(.36)	(.42)	(.37)
Distributions from net realized gains	-		-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.19)		(.35)	(.42)	(.39)	(.46)	(.37)
Net asset value, end of period	$9.83		$9.38	$9.94	$10.18	$10.12	$9.89
Total Return(c):	6.88%		(2.24)%	1.80%	4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,221		$47,683	$23,158	$34,211	$22,059	$5,136
Average net assets (000)	$50,706		$40,785	$28,113	$31,911	$12,454	$2,434
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	(g)	1.05%	1.10%	1.20%	1.20%	1.20%	(g)
Expenses before waivers and/or expense reimbursement	1.18%	(g)	1.34%	1.60%	1.60%	1.92%	2.45%	(g)
Net investment income (loss)	4.15%	(g)	3.65%	3.89%	3.65%	4.35%	4.10%	(g)
Portfolio turnover rate	27%	(h)	55%	64%	82%	106%	163%	(h)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(f)	Calculated based on average shares outstanding during the period.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,				March 30, 2011(a) through February 29,
	2016		2016(e)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.38		$9.95	$10.19	$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17		.28	.32	.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	.44		(.58)	(.22)	.08	.26	(.08)
Total from investment operations	.61		(.30)	.10	.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.27)	(.31)	(.28)	(.35)	(.30)
Distributions from net realized gains	-		-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.16)		(.27)	(.34)	(.31)	(.39)	(.30)
Net asset value, end of period	$9.83		$9.38	$9.95	$10.19	$10.13	$9.90
Total Return(c):	6.48%		(3.07)%	1.04%	3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,043		$35,027	$28,408	$32,149	$7,403	$1,742
Average net assets (000)	$36,376		$33,571	$31,363	$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	(f)	1.80%	1.85%	1.95%	1.95%	1.95%	(f)
Expenses before waivers and/or expense reimbursement	1.93%	(f)	2.11%	2.30%	2.35%	2.62%	3.15%	(f)
Net investment income (loss)	3.39%	(f)	2.88%	3.15%	2.91%	3.57%	3.43%	(f)
Portfolio turnover rate	27%	(g)	55%	64%	82%	106%	163%	(g)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Calculated based on average shares outstanding during the period.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	43

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended August 31, 2016		April 27, 2015(a) through February 29, 2016(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.39		$10.03
Income (loss) from investment operations:
Net investment income (loss)	.22		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.44		(.65)
Total from investment operations	.66		(.33)
Less Dividends:
Dividends from net investment income	(.21)		(.31)
Net asset value, end of period	$9.84		$9.39
Total Return(b):	7.03%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$10
Average net assets (000)	$11		$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(e)	.80%	(e)
Expenses before waivers and/or expense reimbursement	.86%	(e)	.99%	(e)
Net investment income (loss)	2.22%	(e)	3.87%	(e)
Portfolio turnover rate	27%	(f)	55%	(f)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28//29,				March 30, 2011(a) through February 29,
	2016		2016(e)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.39		$9.95	$10.19	$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.21		.38	.42	.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	.45		(.57)	(.22)	.06	.26	(.07)
Total from investment operations	.66		(.19)	.20	.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.37)	(.41)	(.38)	(.45)	(.39)
Distributions from net realized gains	-		-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.21)		(.37)	(.44)	(.41)	(.49)	(.39)
Net asset value, end of period	$9.84		$9.39	$9.95	$10.19	$10.14	$9.91
Total Return(c):	7.03%		(1.98)%	2.05%	4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$214,968		$135,575	$57,729	$47,082	$29,889	$27,488
Average net assets (000)	$172,465		$115,125	$52,159	$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.80%	(f)	.80%	.85%	.95%	.95%	.95%	(f)
Expenses before waivers and/or expense reimbursement	.93%	(f)	1.09%	1.30%	1.31%	1.62%	2.15%	(f)
Net investment income (loss)	4.39%	(f)	3.88%	4.16%	3.85%	4.63%	4.08%	(f)
Portfolio turnover rate	27%	(g)	55%	64%	82%	106%	163%	(g)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Calculated based on average shares outstanding during the period.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	45

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, which, through its PFI unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PFI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PFI, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PFI, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PGIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PGIM. The Board noted that PFI is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to

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the Fund by PFI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2015 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PFI

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PFI included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PFI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2015. The Board considered that the Fund commenced operations on March 30, 2011 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of

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any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index for all periods.
•	The Board and PI agreed to continue the existing expense cap of 0.80% (exclusive of 12b-1 fees and certain other fees) through June 30, 2017.
•

The Board noted information provided by PI indicating that if the Fund’s expense cap, which was implemented on July 1, 2014, had been fully reflected in the 2015 annual expense calculations for the Fund, the Fund’s net total expenses would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	FRFAX	FRFCX	PFRIX	FRFZX
CUSIP	74439V602	74439V701	74439V883	74439V800

MF211E2    0297832-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2016